UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2014

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments:

Putnam Global Sector Fund

The fund's portfolios
1/31/14 (Unaudited)

	Shares	Value
Global Sector Funds (99.5%)(a)

Putnam Global Consumer Fund Class Y(AFF)	77,118	$1,412,034

Putnam Global Financials Fund Class Y(AFF)	89,794	1,318,170

Putnam Global Health Care Fund Class Y(AFF)	12,696	760,372

Putnam Global Industrials Fund Class Y(AFF)	38,800	748,070

Putnam Global Natural Resources Fund Class Y(AFF)	46,150	976,077

Putnam Global Technology Fund Class Y(AFF)	40,424	783,006

Putnam Global Telecommunications Fund Class Y(AFF)	13,648	244,708

Putnam Global Utilities Fund Class Y(AFF)	18,220	208,615

Total global sector funds (cost $6,020,551)		$6,451,052

FIXED INCOME FUNDS Fixed Income Funds (0.5%)(a)

Putnam Money Market Fund Class A(AFF)	31,080	$31,080

Total fixed income funds (cost $31,080)		$31,080

Total investments (cost $6,051,631)(b)		$6,482,132

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2013 through January 31, 2014 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent "Accounting Standards Codification 820 Fair Value Measurements and Disclosures".
(a)	Percentages indicated are based on net assets of $6,481,037
(AFF)	Affiliated company. Transactions during the period with a company which is under common ownership or control, or companies in which the fund owned at least 5% of the voting securities, were as follows:
	Name of affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

	Putnam Global Consumer Fund Class Y	$1,382,346	$219,743	$66,026	$6,951	$96,242	$1,412,034
	Putnam Global Financials Fund Class Y	1,284,875	164,964	79,569	12,585	41,076	1,318,170
	Putnam Global Health Care Fund Class Y	670,623	139,201	40,556	4,048	70,349	760,372
	Putnam Global Industrials Fund Class Y	697,953	122,314	45,481	—	54,686	748,070
	Putnam Global Natural Resources Fund Class Y	938,388	99,254	38,910	—	—	976,077
	Putnam Global Technology Fund Class Y	719,383	65,294	44,116	—	—	783,006
	Putnam Global Telecommunications Fund Class Y	229,097	44,611	16,891	1,862	14,520	244,708
	Putnam Global Utilities Fund Class Y	201,435	22,871	11,326	1,309	—	208,615
	Putnam Money Market Fund Class A	28,317	7,159	4,396	—	—	31,080

	Totals	$6,152,417	$885,411	$347,271	$26,755	$276,873	$6,482,132
(b)	The aggregate identified cost on a tax basis is $6,137,245, resulting in gross unrealized appreciation and depreciation of $388,989 and $44,102, respectively, or net unrealized appreciation of $344,887.
	Security valuation: The price of the fund's shares are based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each of the underlying Putnam Fund's financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Global sector funds	$6,451,052	$—	$—
Fixed income funds	31,080	—	—

Totals by level	$6,482,132	$—	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 28, 2014